Property, Plant And Equipment And Energy Infrastructure Assets (Tables)	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Summary Of Detailed Information About Property Plant And Equipment And Rental Equipment

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Energy infrastructure assets

Cost

January 1, 2022	$18,411	$114,021	$64,492	$3,068	$199,992	$839,734

Acquisition (Note 7)	4,237	31,864	22,952	1,342	60,395	581,338

Additions	-	6	2,001	6,036	8,043	107,797

Reclassification	-	885	4,022	(5,314)	(407)	-

Disposals	(6)	(1,100)	(1,925)	-	(3,031)	(23,233)

Currency translation effects	917	5,724	(844)	(547)	5,250	36,318

December 31, 2022	$23,559	$151,400	$90,698	$4,585	$270,242	$1,541,954

Accumulated depreciation

January 1, 2022	$-	$(50,087)	$(53,491)	$-	$(103,578)	$(229,406)

Depreciation charge	-	(7,205)	(8,352)	-	(15,557)	(83,289)

Impairment	-	-	-	-	-	(1,233)

Disposals	-	987	1,827	-	2,814	9,671

Currency translation effects	-	(2,361)	945	-	(1,416)	12,641

December 31, 2022	$-	$(58,666)	$(59,071)		$(117,737)	$(291,616)

Net book value – December 31, 2022	$23,559	$92,734	$31,627	$4,585	$152,505	$1,250,338

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Energy infrastructure assets

Cost

January 1, 2021	$18,471	$112,179	$63,844	$4,050	$198,544	$881,684

Additions	-	-	831	4,323	5,154	52,187

Reclassification	-	2,327	2,566	(5,297)	(404)	-

Disposals	-	(66)	(2,436)	-	(2,502)	(82,304)

Currency translation effects	(60)	(419)	(313)	(8)	(800)	(11,833)

December 31, 2021	$18,411	$114,021	$64,492	$3,068	$199,992	$839,734

Accumulated depreciation

January 1, 2021	$-	$(44,334)	$(51,574)	$-	$(95,908)	$(243,870)

Depreciation charge	-	(5,956)	(4,451)	-	(10,407)	(55,466)

Impairment	-	-	-	-	-	(537)

Disposals	-	66	2,351	-	2,417	62,990

Currency translation effects	-	137	183	-	320	7,477

December 31, 2021	$-	$(50,087)	$(53,491)	$-	$(103,578)	$(229,406)

Net book value – December 31, 2021	$18,411	$63,934	$11,001	$3,068	$96,414	$610,328